Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000123138 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000123138 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000123138 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000123138 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000123138 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000123138 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000123138 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000123138 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000123138 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000123138 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000123138 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000123138 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000123138 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000123138 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000123138 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000123138 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000123138 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000123138 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000123138 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000123138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000123138 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000123138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000123138 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000123138 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104423 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104423 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104423 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104423 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104423 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104423 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104423 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104423 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104423 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104423 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104423 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104423 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104423 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104423 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104423 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104423 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104423 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104423 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104423 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104423 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104423 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104423 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104423 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104422 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104422 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104422 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104422 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104422 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104422 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104422 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104422 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104422 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104422 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104422 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104422 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104422 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104422 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104422 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104422 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104422 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104422 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104422 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104422 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104422 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104422 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104422 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104421 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104421 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104421 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104421 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104421 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104421 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104421 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104421 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104421 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104421 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104421 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104421 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104421 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104421 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104421 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104421 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104421 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104421 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104421 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104421 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104421 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104421 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104421 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104421 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104416 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104416 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104416 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104416 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104416 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104416 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104416 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104416 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104416 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104416 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104416 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104416 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104416 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104416 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104416 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104416 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104416 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104416 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104416 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104416 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104416 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104416 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104416 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104417 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104417 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104417 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104417 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104417 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104417 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104417 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104417 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104417 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104417 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104417 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104417 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104417 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104417 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104417 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104417 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104417 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104417 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104417 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104417 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104417 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104417 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104419 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104419 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104419 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104419 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104419 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104419 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104419 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104419 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104419 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104419 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104419 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104419 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104419 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104419 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104419 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104419 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104419 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104419 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104419 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104419 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104419 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104418 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104418 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104418 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104418 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104418 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104418 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104418 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104418 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104418 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104418 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104418 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104418 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104418 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104418 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104418 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104418 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104418 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104418 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104418 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104420 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	147.60%
Percent of Total Short Exposure	(118.40%)
Percent of Net Long Exposure	29.20%
C000104420 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.40%
C000104420 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.10%
C000104420 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	35.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.40%
C000104420 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.30%
C000104420 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.30%
C000104420 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	7.40%
C000104420 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.80%
C000104420 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104420 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.70%
C000104420 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.60%
C000104420 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104420 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	6.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.70%
C000104420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.80%
C000104420 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104420 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	8.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.80%
C000104420 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000104420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000104420 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	102.20%
Percent of Total Short Exposure	(5.50%)
Percent of Net Long Exposure	96.70%
C000104420 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	108.40%
Percent of Total Short Exposure	(111.30%)
Percent of Net Short Exposure	(2.90%)
C000104420 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)
C000104420 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	7.60%
Percent of Total Short Exposure	(0.90%)
Percent of Net Long Exposure	6.70%
C000104420 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	(0.70%)
Percent of Net Short Exposure	(0.50%)